SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)		3 Months Ended								12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) putOrCall	Dec. 31, 2018 USD ($) putOrCall	Dec. 31, 2017 USD ($) putOrCall	Oct. 01, 2019 USD ($)	Jan. 01, 2019 USD ($)
Intangible Assets and Goodwill
Equity method investments		$ 0				$ 0				$ 0	$ 0
Current capitalized contract costs	$ 30,900,000	43,069,000				40,601,000				43,069,000	40,601,000
Non-current capitalized contract costs	4,700,000	6,200,000				4,500,000				6,200,000	4,500,000
Deferred tax liabilities		44,459,000				137,642,000				44,459,000	137,642,000
Increase (decrease) in deferred revenue										28,136,000	36,409,000	$ 4,498,000
Amortization of capitalized contract costs										$ 99,800,000	70,600,000
Period of payment due from customers for accounts receivable										30 days
Deferred revenue	133,900,000	179,900,000				151,800,000				$ 179,900,000	151,800,000
Deferred revenue recognized during period										146,500,000	131,900,000
Current deferred revenue		178,647,000				150,080,000				178,647,000	150,080,000
Non-current deferred revenue		1,300,000				1,700,000				$ 1,300,000	1,700,000
Maturity period at purchase (less than)										91 days
Revenue		670,514,000	$ 705,382,000	$ 688,685,000	$ 641,220,000	646,762,000	$ 660,649,000	$ 637,928,000	$ 587,709,000	$ 2,705,801,000	2,533,048,000	1,952,607,000
Accounts receivable, net of allowance and reserves		181,875,000				180,137,000				181,875,000	180,137,000
Goodwill		1,616,867,000				1,484,117,000				1,616,867,000	1,484,117,000	1,313,514,000
Goodwill impairment										$ 3,318,000	0	0
Estimated weighted-average useful life (in years)										18 months
Property and equipment, net		305,414,000				260,448,000				$ 305,414,000	260,448,000
Goodwill		265,100,000								265,100,000
Advertising expense										855,200,000	798,100,000	750,500,000
Amounts reclassified to earnings										$ 0	$ 52,000	$ 41,000
Put and call arrangements exercised | putOrCall										1	2	2
Right-of-use assets, net		138,608,000				0				$ 138,608,000	$ 0
Lease liability		191,509,000								191,509,000
Accounting Standards Update 2014-09
Intangible Assets and Goodwill
Retained earnings	40,300,000
Revenue											2,533,048,000
Accounting Standards Update 2016-02
Intangible Assets and Goodwill
Right-of-use assets, net														$ 119,600,000
Lease liability														$ 119,600,000
Redeemable Noncontrolling Interest
Intangible Assets and Goodwill
Purchase of noncontrolling interests										11,600,000	6,600,000	$ 6,400,000
Trade names
Intangible Assets and Goodwill
Impairment charges on indefinite-lived intangible assets						27,700,000
Software and software development costs
Intangible Assets and Goodwill
Property and equipment, net		56,300,000				38,600,000				56,300,000	38,600,000
Google Inc.
Intangible Assets and Goodwill
Accounts receivable, net of allowance and reserves		$ 53,000,000.0				$ 69,100,000				$ 53,000,000.0	$ 69,100,000
Google Inc. | Revenue | Customer Concentration Risk
Intangible Assets and Goodwill
Concentration risk (as a percent)										27.00%	33.00%	38.00%
Minimum | Discount Rate
Intangible Assets and Goodwill
Measurement input (as a percent)		0.125				0.125				0.125	0.125
Minimum | Discount Rate | Indefinite-lived Intangible Assets
Intangible Assets and Goodwill
Measurement input (as a percent)		0.115				0.115				0.115	0.115
Minimum | Royalty Rate | Indefinite-lived Intangible Assets
Intangible Assets and Goodwill
Measurement input (as a percent)		0.01				0.0075				0.01	0.0075
Maximum | Discount Rate
Intangible Assets and Goodwill
Measurement input (as a percent)						0.150					0.150
Maximum | Discount Rate | Indefinite-lived Intangible Assets
Intangible Assets and Goodwill
Measurement input (as a percent)		0.275				0.35				0.275	0.35
Maximum | Royalty Rate | Indefinite-lived Intangible Assets
Intangible Assets and Goodwill
Measurement input (as a percent)		0.055				0.055				0.055	0.055
Desktop | Trade names
Intangible Assets and Goodwill
Impairment charges on indefinite-lived intangible assets											$ 27,700,000
College Humor Media
Intangible Assets and Goodwill
Goodwill impairment										$ 3,300,000
College Humor Media | Trade names
Intangible Assets and Goodwill
Impairment charges on indefinite-lived intangible assets										$ 700,000	1,100,000
ANGI Homeservices
Intangible Assets and Goodwill
Period of membership subscription										1 year
Goodwill		$ 884,296,000				$ 895,071,000				$ 884,296,000	895,071,000	$ 770,664,000
Market capitalization													$ 3,600,000,000
Amount by which market capitalization exceeds carrying value													$ 2,200,000,000
ANGI Homeservices | Accounting Standards Update 2014-09
Intangible Assets and Goodwill
Retained earnings	25,900,000
Current capitalized contract costs	29,700,000
Non-current capitalized contract costs	4,200,000
Deferred tax liabilities	8,000,000.0
ANGI Homeservices | Noncontrolling Interests | Accounting Standards Update 2014-09
Intangible Assets and Goodwill
Retained earnings	3,400,000
ANGI Homeservices | Angie's List
Intangible Assets and Goodwill
Period of membership subscription										1 year
Search
Intangible Assets and Goodwill
Goodwill		265,146,000				265,146,000				$ 265,146,000	265,146,000	265,146,000
Search | Accounting Standards Update 2014-09
Intangible Assets and Goodwill
Retained earnings	15,500,000
Deferred tax liabilities	4,900,000
Increase (decrease) in deferred revenue	$ (20,300,000)
Search | Desktop
Intangible Assets and Goodwill
Goodwill		28,900,000								28,900,000
Goodwill balance of reporting unit		265,100,000								265,100,000
Search | Desktop | Google Inc. | Revenue | Customer Concentration Risk
Intangible Assets and Goodwill
Revenue										$ 291,100,000	426,500,000	480,600,000
Search | Desktop | Minimum
Intangible Assets and Goodwill
Period of membership subscription										1 year
Search | Desktop | Maximum
Intangible Assets and Goodwill
Period of membership subscription										2 years
Search | Ask Media Group | Google Inc. | Revenue | Customer Concentration Risk
Intangible Assets and Goodwill
Revenue										$ 385,900,000	339,000,000.0	203,500,000
Publishing and Applications | Google Inc.
Intangible Assets and Goodwill
Revenue										733,500,000	825,200,000	740,700,000
Vimeo
Intangible Assets and Goodwill
Goodwill		219,374,000				77,152,000				$ 219,374,000	77,152,000	77,303,000
Vimeo | Minimum
Intangible Assets and Goodwill
Period of membership subscription										1 month
Vimeo | Maximum
Intangible Assets and Goodwill
Period of membership subscription										1 year
Emerging & Other
Intangible Assets and Goodwill
Goodwill		248,051,000				$ 246,748,000				$ 248,051,000	$ 246,748,000	$ 200,401,000
Emerging & Other | Maximum
Intangible Assets and Goodwill
Period of membership subscription										1 year
Emerging & Other | College Humor Media
Intangible Assets and Goodwill
Goodwill impairment		$ 3,300,000